13003744

NASDAQ

THE NASDAQ OMX GROUP

Lisa Roberts
Vice President
Listing Qualifications

Received SEC

DEC 04 2013

Washington, DC 20549

CERT NAS
File No. 001-31830

By Electronic Mail

December 4, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on December 4, 2013 The Nasdaq Stock Market (the "Exchange") received from Cathay General Bancorp (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Warrants

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,